INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 6,000	$ 4,000	$ (1,026,000)
Valuation allowance	435,923,000	291,222,000	162,500,000
Increase in valuation allowance	144,700,000
Tax credit carryforward	46,700,000
Unrecognized tax benefits	18,076,000	11,661,000	7,392,000	$ 432,000
Penalties and interest accrued	0	0
Penalties and interest expense	0	$ 0	$ 0
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	29,000,000
Year 2037 | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,200,000
Indefinite | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,200,000,000